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                             RUSSELL INSURANCE FUNDS
                         SUPPLEMENT DATED MARCH 9, 2000
                     TO THE PROSPECTUS DATED APRIL 30, 1999

The following information supplements the Russell Insurance Funds Prospectus dated April 30, 1999.

The following statement is added to the end of the last paragraph of the Prospectus section entitled "Risk/Return Summary -- Principal Investment Strategies" for the Multi-Style Equity Fund:

         "Additionally, the Fund invests its liquidity reserves in one or more money market funds of Frank Russell Investment Company ("FRIC"), a registered investment company that employs the same investment adviser and administrator as Russell Insurance Funds."

The following statement is added to the end of the second-to-last paragraph of the Prospectus section entitled "Risk/Return Summary -- Principal Investment Strategies" for each of the Aggressive Equity Fund and the Non-U.S.
Fund:

          "Additionally, the Fund invests its liquidity reserves in one or more money market funds of FRIC."

The Multi-Style Equity, Aggressive Equity, Real Estate Securities and Non-U.S. Funds are managed by the following money managers:

                             MULTI-STYLE EQUITY FUND

     ALLIANCE CAPITAL MANAGEMENT L.P., 601 2nd Ave. South, Suite 5000,
      Minneapolis, MN 55402-4322.

     BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San
      Francisco, CA 94105.

     PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303
      Peachtree Street N.E., Atlanta, GA 30308.

     SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York,
      NY 10153-0185.

     STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
      53051.

     TURNER INVESTMENT PARTNERS INC., 1235 Westlakes Drive, Suite 350, Berwyn,
      PA 19312.

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     WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
      CO 80302.

                             AGGRESSIVE EQUITY FUND

     CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675,
      San Diego, CA 92101. (Beginning on or about April 10, 2000.)

     GEEWAX, TERKER & COMPANY, 99 Starr Street, Phoenixville, PA 19460.

     ROTHSCHILD ASSET MANAGEMENT, INC., 1251 Avenue of the Americas, 51st Floor,
      New York, NY 10020.

     JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
      Roseland, NJ 07068. (Beginning on or about April 10, 2000.)

     TRINITY INVESTMENT MANAGEMENT CORPORATION, 75 Park Plaza, Boston, MA 02110.
      (Until approximately April 10, 2000.)

     WESTPEAK INVESTMENT ADVISORS, L.P. See: Multi-Style Equity Fund.

                                  NON-U.S. FUND

     J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
      York, NY 10036.

     MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
      Francisco, CA 94111.

     OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
      Boston, MA 02110.

     THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
      Boston, MA 02108-4402.

                           REAL ESTATE SECURITIES FUND

     AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.

     COHEN & STEERS CAPITAL MANAGEMENT, INC., 757 Third Avenue, New York, NY
      10017.

     SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
      LaSalle Street, 2nd Floor, Chicago, IL 60603.

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                            Russell Insurance Funds
                         Supplement Dated March 9, 2000
       To the Statement of Additional Information Dated November 30, 1999

Effective immediately, Russell Insurance Funds makes the following changes to its Statement of Additional Information:

The following new sub-section will be added to the "INVESTMENT POLICIES" section, immediately following the "Other Investment Practices" subsection:

         CASH RESERVES. Each Fund, and its money managers, may elect to invest the Fund's cash reserves in one or more Frank Russell Investment Company ("FRIC") money market funds. FRIC is a mutual fund for which FRIMCo serves as adviser and administrator. Those FRIC money market funds and the RIF Funds investing in them treat such investments as the purchase and redemption of the FRIC money market funds' shares. Any RIF Fund investing in a FRIC money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a FRIC money market fund shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of FRIC money market funds issued to RIF Funds will be voted by FRIC's Board of Trustees in the same proportion as the shares of such money market funds that are held by shareholders that are not RIF Funds. RIF Funds investing in a FRIC money market fund do not pay duplicative management fees, as FRIMCo waives a portion of its management fees due from those RIF Funds in an amount that offsets the advisory and administrative fees it receives from the applicable FRIC money market fund in respect of those investments.


The following subsections of the section entitled "MONEY MANAGER INFORMATION" are restated in their entirety to read as follows:

                             MULTI-STYLE EQUITY FUND

                  ALLIANCE CAPITAL MANAGEMENT L.P. is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. Axa, a French insurance company holds 60.5% of The Equitable.

                  BARCLAYS GLOBAL FUND ADVISORS, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

                  PEACHTREE ASSET MANAGEMENT is a wholly owned subsidiary of the Travelers Group Inc.

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                  SANFORD C. BERNSTEIN & CO., INC. is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors which consists of the following individuals: Andrew S. Adleson, Zalman C Bernstein, Kevin P Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders, and Francis H. Trainer, JR.

                  STRONG CAPITAL MANAGEMENT, INC. is a corporation controlled by Richard S. Strong.

                  TURNER INVESTMENT PARTNERS INC. is a corporation controlled by Robert E. Turner.

                  WESTPEAK INVESTMENT ADVISORS, L.P. is indirectly controlled by Metropolitan Life Insurance Company.

                             AGGRESSIVE EQUITY FUND

                  CAPITALWORKS INVESTMENT PARTNERS, LLC is a limited liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia. (Beginning on or about April 10, 2000.)

                  GEEWAX, TERKER & COMPANY is a general partnership with its general partners, John J. Geewax and Bruce E Terker, owning 50% of the firm. Money management is the principal occupation of both.

                  JACOBS LEVY EQUITY MANAGEMENT, INC. is 100% owned by Bruce Jacobs and Kenneth Levy. (Beginning on or about April 10, 2000.)

                  ROTHSCHILD ASSET MANAGEMENT, INC. is a wholly owned subsidiary of Rothschild North America, Inc., whose indirect parent is Rothschild Concordia A.G., a Swiss-based holding company for the Rothschild Group.

                  TRINITY INVESTMENT MANAGEMENT CORPORATION is a corporation with seven shareholders with Stanford M. Calderwood holding majority ownership. (Until approximately April 10, 2000.)

                  WESTPEAK INVESTMENT ADVISORS, L.P. See Multi-Style Equity
         Fund.


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                                  NON-U.S. FUND

                  J.P. MORGAN INVESTMENT MANAGEMENT, INC. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

                  MONTGOMERY ASSET MANAGEMENT LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

                  OECHSLE INTERNATIONAL ADVISORS, LLC is a Delaware limited liability company that is controlled by its Member Manager, Oechsle Group, LLC, also a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen
         P. Langer, L. Sean Roche, Warren R. Walker.

                  THE BOSTON COMPANY ASSET MANAGEMENT, INC. is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                           REAL ESTATE SECURITIES FUND

                  AEW CAPITAL MANAGEMENT, L.P. is a wholly-owned affiliate of New England Investment Companies, L.P. (NEIC). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                  COHEN & STEERS CAPITAL MANAGEMENT, INC. is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

                  SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED is an indirect wholly-owned subsidiary of Security Capital, a publicly traded corporation.


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